Shareholder Report, Holdings (Details)	May 31, 2026
C000102168 | Energy Transfer9346777
Holdings [Line Items]
Percent of Total Investments	14.90%
C000102168 | Enterprise Products Partners9346782
Holdings [Line Items]
Percent of Total Investments	13.20%
C000102168 | MPLX9346799
Holdings [Line Items]
Percent of Total Investments	12.40%
C000102168 | Plains All American Pipeline9346808
Holdings [Line Items]
Percent of Total Investments	12.00%
C000102168 | Western Midstream Partners9346827
Holdings [Line Items]
Percent of Total Investments	10.90%
C000102168 | Hess Midstream9346792
Holdings [Line Items]
Percent of Total Investments	9.40%
C000102168 | Sunoco9346819
Holdings [Line Items]
Percent of Total Investments	9.20%
C000102168 | Cheniere Energy Partners9346766
Holdings [Line Items]
Percent of Total Investments	6.60%
C000102168 | USA Compression Partners9346822
Holdings [Line Items]
Percent of Total Investments	6.00%
C000102168 | Genesis Energy9346785
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102168 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102168 | Energy
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000124409 | TC Energy9346909
Holdings [Line Items]
Percent of Total Investments	9.30%
C000124409 | Enbridge9346854
Holdings [Line Items]
Percent of Total Investments	9.20%
C000124409 | Williams9346921
Holdings [Line Items]
Percent of Total Investments	8.70%
C000124409 | Kinder Morgan9346870
Holdings [Line Items]
Percent of Total Investments	7.90%
C000124409 | ONEOK9346887
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124409 | Targa Resources9346906
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124409 | MPLX9346879
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124409 | Pembina Pipeline9346890
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | Energy Transfer9346856
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | Enterprise Products Partners9346859
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124409 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124409 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000124409 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000156499 | Global X SuperDividend® REIT ETF9346940
Holdings [Line Items]
Percent of Total Investments	20.70%
C000156499 | Global X Nasdaq 100® Covered Call ETF9346937
Holdings [Line Items]
Percent of Total Investments	20.40%
C000156499 | Global X U.S. Preferred ETF9346943
Holdings [Line Items]
Percent of Total Investments	20.00%
C000156499 | Global X Emerging Markets Bond ETF9346932
Holdings [Line Items]
Percent of Total Investments	19.90%
C000156499 | Northwestern Energy Group9346979
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Brookfield Infrastructure9346957
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Avista9346951
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Energy Transfer9346966
Holdings [Line Items]
Percent of Total Investments	1.30%
C000156499 | Sunoco9346988
Holdings [Line Items]
Percent of Total Investments	1.30%
C000156499 | Edison International9346964
Holdings [Line Items]
Percent of Total Investments	1.30%
C000156499 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000156499 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156499 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000170551 | NVIDIA9347575
Holdings [Line Items]
Percent of Total Investments	6.90%
C000170551 | Apple9347362
Holdings [Line Items]
Percent of Total Investments	6.00%
C000170551 | Alphabet9347343
Holdings [Line Items]
Percent of Total Investments	5.10%
C000170551 | Microsoft9347548
Holdings [Line Items]
Percent of Total Investments	4.10%
C000170551 | Amazon.com9347346
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170551 | Broadcom9347399
Holdings [Line Items]
Percent of Total Investments	2.30%
C000170551 | Meta Platforms9347540
Holdings [Line Items]
Percent of Total Investments	1.20%
C000170551 | Micron Technology9347545
Holdings [Line Items]
Percent of Total Investments	1.00%
C000170551 | Dell Technologies9347449
Holdings [Line Items]
Percent of Total Investments	1.00%
C000170551 | QUALCOMM9347614
Holdings [Line Items]
Percent of Total Investments	0.90%
C000170551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000170551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000170551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000170551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000170551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000191734 | Boeing9348070
Holdings [Line Items]
Percent of Total Investments	4.70%
C000191734 | Hewlett Packard Enterprise9348226
Holdings [Line Items]
Percent of Total Investments	2.70%
C000191734 | Wells Fargo9348553
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | Citigroup Capital XIII9348127
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | Microchip Technology9348300
Holdings [Line Items]
Percent of Total Investments	1.80%
C000191734 | NextEra Energy9348342
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191734 | KKR9348267
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191734 | Southern9348443
Holdings [Line Items]
Percent of Total Investments	1.60%
C000191734 | Bank of America9348054
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | NextEra Energy9348345
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191734 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000191734 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000191734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191734 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000191734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000191734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000191734 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191734 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201047 | Cisco Systems9348619
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201047 | CF Industries Holdings9348610
Holdings [Line Items]
Percent of Total Investments	2.60%
C000201047 | Valero Energy9348730
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201047 | QUALCOMM9348697
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201047 | SLB9348701
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201047 | Target9348715
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201047 | Marathon Petroleum9348662
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201047 | Merck9348670
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201047 | Chevron9348613
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201047 | EOG Resources9348638
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000201047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000201047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000201047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000201047 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000203262 | Verizon Communications9349103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203262 | Cisco Systems9348707
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203262 | AT&T9348639
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | Royalty Pharma9349009
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203262 | CBOE Global Markets9348687
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Microsoft9348916
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Linde PLC9348884
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | TXNM Energy9349075
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Chart Industries9348696
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Johnson & Johnson9348857
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203262 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203262 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203262 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203262 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000203262 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000203262 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000203262 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203262 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203262 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000203262 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000203262 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219547 | Morgan Stanley9349304
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219547 | Reinsurance Group of America9349321
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219547 | Apollo Global Management9349242
Holdings [Line Items]
Percent of Total Investments	3.10%
C000219547 | KeyCorp9349296
Holdings [Line Items]
Percent of Total Investments	3.10%
C000219547 | Bank of America9349268
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219547 | Jackson Financial9349295
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219547 | Goldman Sachs Group9349288
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219547 | US Bancorp9349351
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219547 | MetLife9349299
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219547 | Allstate9349231
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219547 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219547 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219547 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219547 | Financials
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000224228 | NVIDIA9350586
Holdings [Line Items]
Percent of Total Investments	7.40%
C000224228 | Apple9349787
Holdings [Line Items]
Percent of Total Investments	6.70%
C000224228 | Microsoft9350529
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224228 | Amazon.com9349731
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224228 | Alphabet9349724
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224228 | Broadcom9349884
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224228 | Alphabet9349725
Holdings [Line Items]
Percent of Total Investments	2.90%
C000224228 | Tesla9350876
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224228 | Meta Platforms9350515
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224228 | BNY Mellon US Large Cap Core Equity ETF9351070
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224228 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224228 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224228 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224228 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224228 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224228 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000224228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224228 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224228 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224228 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224228 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000224228 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243154 | U.S. Treasury Bills9350588
Holdings [Line Items]
Percent of Total Investments	9.50%
C000243154 | U.S. Treasury Bills9350615
Holdings [Line Items]
Percent of Total Investments	9.00%
C000243154 | U.S. Treasury Bills9350602
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243154 | U.S. Treasury Bills9350608
Holdings [Line Items]
Percent of Total Investments	7.10%
C000243154 | U.S. Treasury Bills9350582
Holdings [Line Items]
Percent of Total Investments	6.30%
C000243154 | U.S. Treasury Bills9350623
Holdings [Line Items]
Percent of Total Investments	5.50%
C000243154 | U.S. Treasury Bills9350595
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243154 | U.S. Treasury Bills9350549
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243154 | U.S. Treasury Bills9350605
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243154 | U.S. Treasury Bills9350639
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243154 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243154 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000243084 | QUALCOMM9350892
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243084 | Ford Motor9350790
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243084 | HP9350825
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243084 | Delta Air Lines9350737
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243084 | Archer-Daniels-Midland9350671
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Kraft Heinz9350837
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | Fox9350792
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | DR Horton9350760
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | Altria Group9350659
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243084 | Adobe9350650
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000243084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000252057 | U.S. Treasury Notes9351187
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252057 | U.S. Treasury Notes9351226
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252057 | U.S. Treasury Notes9351288
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252057 | U.S. Treasury Notes9351182
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252057 | U.S. Treasury Notes9351210
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252057 | U.S. Treasury Notes9351119
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252057 | U.S. Treasury Notes9351192
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252057 | U.S. Treasury Notes9351170
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252057 | U.S. Treasury Notes9351253
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252057 | U.S. Treasury Notes9351195
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252057 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000252058 | U.S. Treasury Notes9351234
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252058 | U.S. Treasury Notes9351146
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252058 | U.S. Treasury Notes9351232
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252058 | U.S. Treasury Notes9351247
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252058 | U.S. Treasury Notes9351249
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252058 | U.S. Treasury Notes9351191
Holdings [Line Items]
Percent of Total Investments	3.70%
C000252058 | U.S. Treasury Notes9351088
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252058 | U.S. Treasury Notes9351229
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252058 | U.S. Treasury Notes9351223
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252058 | U.S. Treasury Notes9351261
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252058 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000252059 | U.S. Treasury Bonds9351459
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252059 | U.S. Treasury Bonds9351512
Holdings [Line Items]
Percent of Total Investments	2.60%
C000252059 | U.S. Treasury Bonds9351442
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds9351453
Holdings [Line Items]
Percent of Total Investments	2.20%
C000252059 | U.S. Treasury Bonds9351358
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252059 | U.S. Treasury Bonds9351343
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252059 | U.S. Treasury Bonds9351392
Holdings [Line Items]
Percent of Total Investments	2.10%
C000252059 | U.S. Treasury Bonds9351293
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252059 | U.S. Treasury Bonds9351496
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252059 | U.S. Treasury Bonds9351440
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252059 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000261989 | Alphabet9351454
Holdings [Line Items]
Percent of Total Investments	31.90%
C000261989 | U.S. Treasury Bills9351451
Holdings [Line Items]
Percent of Total Investments	29.60%
C000261989 | Alphabet9351457
Holdings [Line Items]
Percent of Total Investments	26.10%
C000261989 | Meta Platforms9351488
Holdings [Line Items]
Percent of Total Investments	20.30%
C000261989 | Netflix9351492
Holdings [Line Items]
Percent of Total Investments	5.30%
C000261989 | Verizon Communications9351511
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261989 | Walt Disney9351514
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261989 | AT&T9351463
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261989 | T-Mobile US9351506
Holdings [Line Items]
Percent of Total Investments	1.40%
C000261989 | Comcast9351468
Holdings [Line Items]
Percent of Total Investments	1.30%
C000261989 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000261989 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000261988 | Amazon.com9351309
Holdings [Line Items]
Percent of Total Investments	31.60%
C000261988 | U.S. Treasury Bills9351302
Holdings [Line Items]
Percent of Total Investments	27.50%
C000261988 | Tesla9351425
Holdings [Line Items]
Percent of Total Investments	19.20%
C000261988 | Home Depot9351370
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261988 | Direxion Daily AMZN Bull 2X Shares9351299
Holdings [Line Items]
Percent of Total Investments	4.70%
C000261988 | McDonald's9351391
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261988 | TJX9351428
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261988 | Booking Holdings9351319
Holdings [Line Items]
Percent of Total Investments	2.10%
C000261988 | Lowe's9351381
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261988 | Starbucks9351419
Holdings [Line Items]
Percent of Total Investments	1.80%
C000261988 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000261988 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000261991 | U.S. Treasury Bills9351521
Holdings [Line Items]
Percent of Total Investments	29.80%
C000261991 | Walmart9351620
Holdings [Line Items]
Percent of Total Investments	17.30%
C000261991 | Costco Wholesale9351554
Holdings [Line Items]
Percent of Total Investments	14.50%
C000261991 | Procter & Gamble9351609
Holdings [Line Items]
Percent of Total Investments	11.40%
C000261991 | Coca-Cola9351542
Holdings [Line Items]
Percent of Total Investments	10.50%
C000261991 | Philip Morris International9351606
Holdings [Line Items]
Percent of Total Investments	9.50%
C000261991 | PepsiCo9351603
Holdings [Line Items]
Percent of Total Investments	6.30%
C000261991 | Altria Group9351524
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261991 | Mondelez International9351595
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261991 | Colgate-Palmolive9351546
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261991 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000261991 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000261992 | U.S. Treasury Bills9351590
Holdings [Line Items]
Percent of Total Investments	30.80%
C000261992 | Exxon Mobil9351613
Holdings [Line Items]
Percent of Total Investments	29.00%
C000261992 | Chevron9351596
Holdings [Line Items]
Percent of Total Investments	16.20%
C000261992 | ConocoPhillips9351598
Holdings [Line Items]
Percent of Total Investments	6.70%
C000261992 | Williams9351642
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261992 | SLB9351630
Holdings [Line Items]
Percent of Total Investments	3.90%
C000261992 | Marathon Petroleum9351622
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261992 | Valero Energy9351640
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261992 | EOG Resources9351604
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261992 | Phillips 669351628
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261992 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000261992 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000261990 | U.S. Treasury Bills9351522
Holdings [Line Items]
Percent of Total Investments	27.80%
C000261990 | NVIDIA9351689
Holdings [Line Items]
Percent of Total Investments	19.60%
C000261990 | Apple9351539
Holdings [Line Items]
Percent of Total Investments	18.40%
C000261990 | Microsoft9351679
Holdings [Line Items]
Percent of Total Investments	12.80%
C000261990 | Broadcom9351565
Holdings [Line Items]
Percent of Total Investments	6.20%
C000261990 | Micron Technology9351677
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261990 | Advanced Micro Devices9351531
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261990 | Intel9351647
Holdings [Line Items]
Percent of Total Investments	2.00%
C000261990 | Cisco Systems9351581
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261990 | Lam Research9351668
Holdings [Line Items]
Percent of Total Investments	1.60%
C000261990 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000261990 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000263398 | NVIDIA9352228
Holdings [Line Items]
Percent of Total Investments	7.50%
C000263398 | Apple9351771
Holdings [Line Items]
Percent of Total Investments	6.80%
C000263398 | Microsoft9352205
Holdings [Line Items]
Percent of Total Investments	5.00%
C000263398 | Amazon.com9351709
Holdings [Line Items]
Percent of Total Investments	4.00%
C000263398 | Alphabet9351699
Holdings [Line Items]
Percent of Total Investments	3.40%
C000263398 | Broadcom9351854
Holdings [Line Items]
Percent of Total Investments	3.20%
C000263398 | Alphabet9351702
Holdings [Line Items]
Percent of Total Investments	2.90%
C000263398 | Tesla9352331
Holdings [Line Items]
Percent of Total Investments	2.20%
C000263398 | Meta Platforms9352200
Holdings [Line Items]
Percent of Total Investments	2.10%
C000263398 | Micron Technology9352204
Holdings [Line Items]
Percent of Total Investments	1.70%
C000263398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000263398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000263398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000263398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000263398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000263398 | Communication Services_Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000264716 | Expand Energy9351802
Holdings [Line Items]
Percent of Total Investments	8.10%
C000264716 | EQT9351800
Holdings [Line Items]
Percent of Total Investments	8.10%
C000264716 | Ovintiv9351836
Holdings [Line Items]
Percent of Total Investments	6.80%
C000264716 | Antero Resources9351772
Holdings [Line Items]
Percent of Total Investments	4.60%
C000264716 | Occidental Petroleum9351832
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264716 | Diamondback Energy9351791
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264716 | APA9351775
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264716 | EOG Resources9351798
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264716 | Permian Resources9351838
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264716 | Cheniere Energy9351778
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000267585 | U.S. Treasury STRIPS9351793
Holdings [Line Items]
Percent of Total Investments	25.20%
C000267585 | U.S. Treasury STRIPS9351790
Holdings [Line Items]
Percent of Total Investments	24.90%
C000267585 | U.S. Treasury STRIPS9351797
Holdings [Line Items]
Percent of Total Investments	24.90%
C000267585 | U.S. Treasury STRIPS9351787
Holdings [Line Items]
Percent of Total Investments	24.80%
C000267585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000267586 | U.S. Treasury STRIPS9351811
Holdings [Line Items]
Percent of Total Investments	25.70%
C000267586 | U.S. Treasury STRIPS9351815
Holdings [Line Items]
Percent of Total Investments	24.80%
C000267586 | U.S. Treasury STRIPS9351807
Holdings [Line Items]
Percent of Total Investments	24.70%
C000267586 | U.S. Treasury STRIPS9351804
Holdings [Line Items]
Percent of Total Investments	24.40%
C000267586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000267587 | U.S. Treasury STRIPS9351831
Holdings [Line Items]
Percent of Total Investments	25.50%
C000267587 | U.S. Treasury STRIPS9351825
Holdings [Line Items]
Percent of Total Investments	25.30%
C000267587 | U.S. Treasury STRIPS9351828
Holdings [Line Items]
Percent of Total Investments	24.60%
C000267587 | U.S. Treasury STRIPS9351822
Holdings [Line Items]
Percent of Total Investments	24.20%
C000267587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000267588 | U.S. Treasury STRIPS9351849
Holdings [Line Items]
Percent of Total Investments	25.40%
C000267588 | U.S. Treasury STRIPS9351846
Holdings [Line Items]
Percent of Total Investments	25.30%
C000267588 | U.S. Treasury STRIPS9351839
Holdings [Line Items]
Percent of Total Investments	24.70%
C000267588 | U.S. Treasury STRIPS9351843
Holdings [Line Items]
Percent of Total Investments	24.20%
C000267588 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000267589 | U.S. Treasury STRIPS9351862
Holdings [Line Items]
Percent of Total Investments	25.40%
C000267589 | U.S. Treasury STRIPS9351863
Holdings [Line Items]
Percent of Total Investments	25.00%
C000267589 | U.S. Treasury STRIPS9351856
Holdings [Line Items]
Percent of Total Investments	24.60%
C000267589 | U.S. Treasury STRIPS9351859
Holdings [Line Items]
Percent of Total Investments	24.60%
C000267589 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000267590 | U.S. Treasury STRIPS9351869
Holdings [Line Items]
Percent of Total Investments	25.30%
C000267590 | U.S. Treasury STRIPS9351867
Holdings [Line Items]
Percent of Total Investments	25.20%
C000267590 | U.S. Treasury STRIPS9351872
Holdings [Line Items]
Percent of Total Investments	24.70%
C000267590 | U.S. Treasury STRIPS9351865
Holdings [Line Items]
Percent of Total Investments	24.40%
C000267590 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%